CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Total	$ 60,251	$ 70,113	$ 0
Money Market Funds, at Carrying Value	$ 29,972	$ 19,945	$ 0
Money Market Funds And Short Term Investment Weighted Average Time To Maturity	85 days	66 days
Short-term Investments [Member] | Five Companies [Member]
Concentration Risk, Percentage	50.00%	43.00%
Short-term Investments [Member] | Various Other Domestic Issuers [Member]
Concentration Risk, Percentage	44.00%	37.00%
Short-term Investments [Member] | Foreign Issuer [Member]
Concentration Risk, Percentage	6.00%	20.00%